9. Stockholders' Equity (Sept. 2017) (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Proceeds from Warrant Exchange	$ 3,866,573
Proceeds from Warrant Exchange, Net of Offering Costs	$ 3,401,924	$ 0
Common Stock [Member]
Conversion of preferred stock, common shares issued	430,000
Series A Preferred Stock [Member]
Conversion of stock, shares converted	1,290
Sony Pictures Home Entertainment [Member]
Stock issued for licensing rights, shares	301,231
Consultant [Member]
Stock issued for services, shares	10,112
Consultant 2 [Member]
Stock issued for services, shares	8,410
Consultant 3 [Member]
Stock issued for services, shares	6,012
Private Transaction [Member]
Stock issued upon conversion of warrants, shares	1,171,689
Proceeds from Warrant Exchange	$ 3,866,573
Payment of offering costs	464,649
Proceeds from Warrant Exchange, Net of Offering Costs	$ 3,401,924